Lease - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease
Cash payments for operating lease liabilities, included in operating cash flows	¥ 62,636	¥ 77,189	¥ 68,825
Lease liabilities arising from obtaining right-of-use assets	38,746	35,311	¥ 152,422
Decrease in lease liabilities due to termination of lease contracts	¥ (12,657)	¥ (53,510)